Acquisitions and Dispositions (Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Detail) - USD ($) $ in Millions		Jun. 30, 2019		Jan. 31, 2019	Dec. 31, 2018	[1]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Goodwill		$ 8,985			$ 6,410
SCANA
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Total current assets	[2]	1,772
Investments		224
Property, plant and equipment	[3]	11,006
Goodwill		2,574
Regulatory assets		3,940	[4]	$ 2,800
Other deferred charges and other assets, including intangible assets		430
Total Assets		19,946
Total current liabilities		1,515
Long-term debt		6,707
Deferred income taxes		1,118
Regulatory liabilities		2,668
Other deferred credits and other liabilities	[5]	1,099
Total Liabilities		13,107		$ 6,900
Total purchase price	[6]	$ 6,839

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Includes $389 million of cash, restricted cash and equivalents, of which $115 million is considered restricted.
[3]	Includes $105 million of certain property, plant and equipment associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. As a result, Dominion Energy’s Consolidated Statement of Income for the six months ended June 30, 2019 includes a charge of $105 million ($79 million after-tax), included in impairment of assets and other charges.
[4]	Includes $264 million of certain income tax-related regulatory assets associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. See Note 5 for additional information.
[5]	Includes a $379 million pension and other postretirement benefit liability.
[6]	Includes stock-based compensation awards with an estimated fair value of $21 million.